SCHEDULE OF DEFERRED TAX ASSETS AND DEFERRED TAX LIABILITY (Details) - Youlife International Holdings Inc [Member] - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
Accrued expense and other current liabilities	$ 15,982	$ 26,706
Bad debt provision	15,208	19,114
Lease liabilities	11,626	12,529
Net operating loss carry forwards	66,625	46,782
Total gross deferred tax assets	109,441	105,131
Valuation allowance on deferred tax assets	(60,732)	(89,678)
Deferred tax assets, net of valuation allowance	48,709	15,453
Right-of-use assets	(13,240)	(15,453)
Intangible assets	(2,390)	(3,887)
Total deferred tax (liabilities)	$ (15,630)	$ (19,340)